LONG-TERM INVESTMENTS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	$ 1,746
Net Additions	36
Movements In Foreign Exchange	32
Fair Value Adjustments For The Period	(604)
Fair Value Of Long Term Investments, Ending Balance	1,210
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	1,640
Net Additions	0
Movements In Foreign Exchange	28
Fair Value Adjustments For The Period	(589)
Fair Value Of Long Term Investments, Ending Balance	1,079
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	51
Net Additions	36
Movements In Foreign Exchange	2
Fair Value Adjustments For The Period	0
Fair Value Of Long Term Investments, Ending Balance	89
Endurance Gold Corp. Common Shares
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	55
Net Additions	0
Movements In Foreign Exchange	2
Fair Value Adjustments For The Period	(15)
Fair Value Of Long Term Investments, Ending Balance	$ 42